Financial Liabilities - Summary of Short-term Borowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 1,875,635			₩ 2,578,552
Standard Chartered Bank Korea Limited and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	3.40
Standard Chartered Bank Korea Limited and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Short term borrowings, annual interest rate description	6.95
Won [member] | Standard Chartered Bank Korea Limited and others [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings	₩ 1,875,635			₩ 2,578,552
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term borrowings		$ 747	¥ 345		$ 1,252	¥ 1,000